Property Plant And Equipment	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Property, Plant and Equipment

NOTE 8 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2013 and 2012 were as follows:

	Useful Lives
December 31,	(Years)	2013	2012
(Dollars in thousands)
Land	N/A	$36,266	$33,947
Buildings	20	304,272	341,852
Leasehold and land improvements	1-30	1,197,520	1,188,720
Cell site equipment	6-25	3,306,575	3,100,916
Switching equipment	1-8	1,161,976	1,155,114
Office furniture and equipment	3-5	539,248	535,656
Other operating assets and equipment	5-25	92,456	128,290
System development	3-7	962,698	631,184
Work in process	N/A	116,501	362,749
		7,717,512	7,478,428
Accumulated depreciation and amortization		(4,860,992)	(4,455,840)
		$2,856,520	$3,022,588

U.S. Cellular's depreciation and amortization expense totaled $791.1 million, $597.7 million and $565.1 million in 2013, 2012 and 2011, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2012 and 2013. See Note 5 – Acquisitions, Divestitures and Exchanges for additional information.

TDS Telecom's (including Wireline, Cable, and HMS) Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2013 and 2012 were as follows:

	Useful Lives
December 31,	(Years)	2013	2012
(Dollars in thousands)
Land	N/A	$12,794	$9,004
Buildings	5-40	148,800	147,177
Cable and wire	15-35	1,523,123	1,445,270
Network electronic equipment	3-12	1,229,941	1,171,461
Office furniture and equipment	5-10	74,507	71,887
Other equipment	5-12	94,438	85,486
System development	3-7	230,416	196,185
Work in process	N/A	88,614	87,043
		3,402,633	3,213,513
Accumulated depreciation and amortization		(2,417,999)	(2,279,325)
		$984,634	$934,188

The provision for certain Wireline companies' depreciation as a percentage of depreciable property was 5.3% in 2013, 5.6% in 2012 and 5.7% in 2011. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $182.6 million, $177.3 million and $168.2 million in 2013, 2012 and 2011, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2013 and 2012 were as follows:

December 31,	2013	2012
(Dollars in thousands)
Property, plant and equipment	$119,659	$116,558
Accumulated depreciation and amortization	(82,669)	(76,068)
Total	$36,990	$40,490

Corporate and other fixed assets consist of assets at the TDS corporate offices, Suttle-Straus and Airadigm. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $10.7 million, $10.3 million and $8.3 million in 2013, 2012 and 2011, respectively.

In 2013, 2012 and 2011, (Gain) loss on asset disposals, net included charges of $30.8 million, $19.7 million and $11.0 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.